Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 4,523,157	$ 4,107,596	$ 3,414,341
Less: Accumulated depreciation	(1,392,825)	(1,392,825)	(1,261,715)
Property and equipment, net		2,714,771	2,152,626
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,770,385	2,770,385	2,223,609
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,207,443	1,065,885	888,786
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	43,331	43,331	43,331
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 501,998	$ 227,995	$ 258,615